ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET	ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current, net	$6,207	$6,401
Non-current, net
Accounts receivable	134	126
Retainer on customer contract	84	70
Billing rights	763	681
Total non-current, net	$981	$877
Total	$7,188	$7,278
Non-current billing rights represent unbilled rights from the partnership’s water and wastewater operations in Brazil from revenues earned from the construction on public concession contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
The partnership’s construction operations has a retention balance, which comprises amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract. The retention balance included in the current accounts and other receivable, net as at June 30, 2023 was $145 million (December 31, 2022: $142 million).